Additional Financial Information (Schedule of Current Assets) (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Jun. 30, 2022
Additional Financial Information [Abstract]
Prepaid expenses	$ 56,927	$ 65,065
Current contract assets	7,548	5,503
Inventory	3,231	2,752
Notes and other receivables	797	322
Other	5,786	5,799
Total prepaid expenses and other current assets	$ 74,289	$ 79,441